Consolidated Statement of Financial Position - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current assets
Property, plant and equipment	₨ 342,036	₨ 340,645
Intangible assets	36,410	35,970
Right-of-use assets	4,264	4,655
Investment in jointly controlled entities		524
Financial assets
Investments		624
Trade receivables	1,178
Loans	140	126
Others	2,999	142
Deferred tax assets (net)	1,611	1,465
Prepayments	679	1,205
Non-current tax assets (net)	2,702	3,620
Other non-current assets	7,715	5,662
Total non-current assets	399,734	394,638
Current assets
Inventories	833	609
Financial assets
Derivative instruments	2,691	8,718
Trade receivables	34,802	25,914
Cash and cash equivalents	20,679	13,089
Bank balances other than cash and cash equivalents	26,506	31,203
Loans	56	10
Others	3,697	2,718
Prepayments	592	849
Other current assets	2,464	1,808
Total current assets	92,320	84,918
Total assets	492,054	479,556
Equity
Issued capital	3,799	3,799
Share premium	67,165	67,165
Hedge reserve	(5,224)	(1,086)
Share based payment reserve	1,165	1,161
Retained earnings / (losses)	(6,489)	1,207
Other components of equity	1,661	2,279
Equity attributable to equity holders of the parent	62,077	74,525
Non-controlling interests	2,668	4,323
Total equity	64,745	78,848
Financial liabilities
Interest-bearing loans and borrowings	335,136	320,610
Lease liabilities	1,782	1,387
Others	132
Deferred government grant	719	810
Employee benefit liabilities	143	103
Contract liabilities	1,364
Provisions	13,686	11,950
Deferred tax liabilities (net)	10,808	10,166
Other non-current liabilities	2,747	2,952
Total non-current liabilities	366,517	347,978
Financial liabilities
Interest-bearing loans and borrowings	10,643	12,148
Lease liabilities	330	259
Trade payables	3,245	3,733
Derivative instruments	1,070
Others	42,622	34,296
Deferred government grant	39	38
Employee benefit liabilities	252	89
Contract liabilities	61	1
Provisions		4
Other current liabilities	2,266	2,054
Current tax liabilities (net)	264	108
Total current liabilities	60,792	52,730
Total liabilities	427,309	400,708
Total equity and liabilities	₨ 492,054	₨ 479,556